Fair Value Of Financial Instruments And Concentration Of Credit Risk (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Carrying Value And Fair Value Of Financial Instruments

(¥ in millions)
	Carrying Value	Fair Value
At March 31:		Level 1	Level 2	Level 3	Total
2012:
Financial assets:
Finance receivables—net	¥203,861	¥—	¥205,638	¥—	¥205,638
Long-term trade accounts receivable	57,283	—	60,583	—	60,583
Financial liabilities:
Long-term debt	(288,272)	—	(288,038)	—	(288,038)
2011:
Financial assets:
Finance receivables—net	¥193,382	¥—	¥193,749	¥—	¥193,749
Long-term trade accounts receivable	50,971	—	53,725	—	53,725
Financial liabilities:
Long-term debt	(274,198)	—	(274,507)	—	(274,507)